Common Stock (Common Stock Rollfoward) (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) In Common Stock Value [Roll Forward]
Beginning Balance	$ 7,242
Issuance of common stock	248	$ 284
Senior management stock options exercised and Employee Share Purchase Plan	36	38
Ending Balance	$ 7,762	$ 7,242
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	261,070	251,430
Issuance of common stock	4,070	4,990
Issued under Purchase Plans at market rate	4,210	3,900
Options exercised under senior management share option plan	600	750
Ending Balance	269,950	261,070
Common Stock
Increase (Decrease) In Common Stock Value [Roll Forward]
Beginning Balance	$ 7,242	$ 6,705
Issuance of common stock	248	284
Issued under Purchase Plans at market rate	238	215
Senior management stock options exercised and Employee Share Purchase Plan	34	38
Ending Balance	$ 7,762	$ 7,242